Share-Based Payment to Directors and Management - Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period (Details) - Directors and Managers [Member]	12 Months Ended
Jun. 30, 2024 $ / shares shares
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s | shares	545,000
Grant date	Jun. 07, 2024
Expiry Date	Jun. 07, 2025
Fair value at grant date $ per right | $ / shares	$ 10.28
Vesting conditions	Tranche B
Number of RSU’s | shares	340,000
Grant date	Jun. 07, 2024
Expiry Date	Jun. 07, 2027
Fair value at grant date $ per right | $ / shares	$ 10.28
Vesting conditions	Tranche C
Number of RSU’s | shares	70,000
Grant date	Jul. 01, 2023
Expiry Date	Jul. 01, 2027
Fair value at grant date $ per right | $ / shares	$ 10.39
Vesting conditions	Tranche D